Loans - Loan Modifications Made to Borrowers Experiencing Financial Difficulty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans	0.10%	0.10%
Months of payment delay	0 months
Months of term extension	0 months	22 months
Interest rate reduction	3.00%	1.80%
Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans	1.80%
Months of payment delay	0 months
Months of term extension	34 months
Interest rate reduction	4.00%
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans	0.60%	0.40%
Months of payment delay	6 months
Months of term extension	31 months	35 months
Interest rate reduction	3.10%	3.30%
Term extension and interest rate reduction | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis		$ 472
Term extension and interest rate reduction | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	$ 3,823	2,938
Payments delay in # of months | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	0
Payments delay in # of months | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	0
Payments delay in # of months | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	750
Term extension | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis		0
Term extension | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	56
Term extension | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	7,490	3,499
Interest rate reduction | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	636	0
Interest rate reduction | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	782
Interest rate reduction | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	$ 5,230	$ 7,428